Other Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The lease activity for the years ended December 31, 2021, 2020 and 2019 for these leases are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Mr. Neumann
Operating Lease Agreements:
Lease cost expense	$7,826	$10,884	$7,731
Contractual obligation	8,484	10,524	6,463
Tenant incentives received	76	3,898	437
Finance Lease Agreement:
Interest expense	$1,536	$1,589	$1,631
Contractual obligation	2,094	2,044	1,993
Tenant incentives received	—	834	—
WeCap Investment Group
Operating Lease Agreements:
Lease cost expense	$55,595	$43,712	$42,171
Contractual obligation	53,997	33,411	30,515
Tenant incentives received	3,545	13,283	13,015

The Company's aggregate undiscounted fixed minimum lease cost payments and tenant lease incentive receivables as of December 31, 2021 are as follows:

	Future Minimum Lease Cost(1)	Tenant Lease Receivable
(Amounts in thousands)
Mr. Neumann
Operating lease agreements	$58,683	$—
Finance lease agreement	12,705	—
WeCap Investment Group(2)
Operating lease agreements	933,847	13,391

(1)The future minimum lease cost payments under these leases are inclusive of escalation clauses and exclusive of contingent rent payments.
(2)The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $108.4 million relating to executed non-cancelable leases that the Company has not yet taken possession of as of December 31, 2021.
During the years ended December 31, 2021, 2020 and 2019, the Company earned additional revenue for the sale of memberships and various other services provided and recognized expenses from related parties as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Revenue
SBG(1)	$118,915	$142,135	$108,900
Other related parties(2)	14,449	22,918	16,008
Mr. Neumann(3)	—	—	277
Expenses
SBG(1)	$21,375	$20,108	$7,748
Other related parties(2)	—	5,820	1,036
Mr. Neumann(3)	—	—	238

(1)     SBG is a principal stockholder with representation on the Company's Board of Directors. SBG and its affiliates utilized WeWork space and services resulting in revenue. Additionally, the Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million. Of the $50.0 million reimbursable to SoftBank as of December 31, 2019, the Company allocated and recorded $20.0 million as deferred financing costs included net of accumulated amortization within other assets on the consolidated balance sheets which will be amortized into interest expense over the life of the debt facility to which it was allocated and recorded $15.0 million as equity issuance costs associated with the 2019 Warrant, recorded as a reduction of the Series H-1 Preferred Share balance on the consolidated balance sheet. The remaining $15.0 million was recorded as a transaction cost included as a component of selling, general and administrative on the consolidated statements of operations for the year ended December 31, 2019, as it related to various other components of the SoftBank Transactions which did not qualify for capitalization. During the years ended December 31, 2021 and 2020, the Company made payments on these obligations to SBG totaling none and $35.5 million, respectively. As of December 31, 2021 and 2020, accounts payable and accrued expenses included $14.5 million and $14.5 million, respectively, payable to SBG related primarily to these reimbursement obligations.
(2)     These related parties have significant influence over the Company through representation on the Company's Board of Directors or are vendors in which the Company has an equity method investment or other related party relationship. During the year ended December 31, 2019, the Company recognized expenses totaling approximately $120,000 for an employee of the Company who is an immediate family member of a member of the Company's Board of Directors.
(3)     The Company recognized expenses in connection with promotional services performed by an immediate family member of Mr. Neumann for the Creator Awards ceremonies and for an employee of the Company who is an immediate family member of Mr. Neumann.
During the year ended December 31, 2020, the Company received a reimbursement of $0.9 million from Mr. Neumann, relating to certain withholding tax payments made by the Company on his behalf, which was previously included in other current assets on the accompanying consolidated balance sheet. During the year ended December 31, 2019, the Company also collected a receivable of $2.5 million from Mr. Neumann, relating to reimbursement of expenditures made. In addition, the Company estimates that an additional approximately $1.8 million for past perquisites and personal aircraft use would have been reimbursable to the Company but for which Mr. Neumann was released of any obligation to reimburse the Company in connection with the SoftBank Debt Financing discussed in Note 11.